THE CROWLEY PORTFOLIO GROUP, INC.


                              FINANCIAL STATEMENTS
                                  AND REPORT OF
                    INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


                                NOVEMBER 30, 1998






Dear Shareholder:

We are pleased to present you with the Annual Report for The Crowley Portfolio Group, Inc. The report contains information regarding both The Crowley Income Portfolio and The Crowley Diversified Management Portfolio. The Portfolios have combined assets exceeding 18.2 million dollars as of November 30, 1998.
There are currently 328 active accounts.

The Crowley Income Portfolio was priced at $11.05 per share as of November 30, 1998 and had a total return of 7.03% for the period November 30, 1997 through November 30, 1998. As of November 30, 1998 The Crowley Income Portfolio had investments in 67 individual issues. No individual investment comprised more than 5% of the Portfolio, while corporate bonds and notes comprised 72.26% of the overall portfolio. The remaining assets were invested in preferred stocks (13.83%), U.S. government agency bonds (8.59%) and the balance in cash and cash equivalents (5.32%). The Crowley Income Portfolio continues to be invested to maximize current income, consistent with prudent risk. Since the Portfolio's inception, no bond held in The Crowley Income Portfolio has ever failed to make a coupon or interest payment or failed to be redeemed upon maturity. Management continues to believe the interest rate environment will remain stable and that an average weighted maturity of 10 years is an appropriate target for the Portfolio. Management has not made any significant investments in lower quality bonds as of this report.

The Crowley Diversified Management Portfolio had a total return of 5.10% for the period November 30, 1997 through November 30, 1998. This period marks the first full fiscal year in which The Crowley Diversified Management Portfolio has not has a total return in excess of 10.00%. Management contributes this to the high volatility of the stock market during that period and the timing in the growth of total assets of The Crowley Diversified Management Portfolio. The Crowley Diversified Management Portfolio grew from approximately $2.2 million dollars in net assets to approximately $6.2 million dollars in net assets at year end. As of November 30, 1998 The Crowley Diversified Portfolio was approximately 97.94% invested in a portfolio of 38 mutual funds spread out over 10 investment classifications. The largest portion of the Portfolio's assets was invested in funds included in the Growth category (23.32%), followed by Growth/Income (21.75%), Corporate High Yield (10.34%), Income (9.43%), Aggressive Growth (8.25%), Balanced (7.86%), Small Company (6.78%), Global Equity (5.17%), Foreign Equity (4.49%), and Pacific Equity (.55%). Management currently intends to invest the Portfolio's assets in a 80%-20% stock to bond mixture, while continuing to use mutual funds as the Portfolio's primary investment vehicle.

The enclosed report has been audited by the Fund's Independent Accountants and contains a list of the Portfolios' investments as of November 30, 1998.

Sincerely,

Robert A. Crowley, CFA
President

January 29th, 1999















               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



To the Shareholders and Board of Directors
The Crowley Portfolio Group, Inc.
Wilmington, Delaware


We have audited the accompanying statements of assets and liabilities of The Crowley Income Portfolio and The Crowley Diversified Management Portfolio, each a series of shares of common stock of The Crowley Portfolio Group, Inc., including the portfolios of investments as of November 30, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for periods indicated thereon. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Crowley Income Portfolio and The Crowley Diversified Management Portfolio as of November 30, 1998, the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.





Philadelphia, Pennsylvania
December 18, 1998








THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

November 30, 1998

----------------------------------------------------------------------------------------------------------------------

                                                                                                    Market
                                                                                 Percent of         Value
   Par Value                                                                     Net Assets        (Note 1-A)

 CORPORATE BONDS & NOTES
                 Auto & Truck
   $   500,000      Ford Holdings
                       7.350%, 11/07/11                                               4.48%      $     536,200
        30,000      Ford Motor Credit Co.
                       8.000%, 01/15/99                                                .25              30,079
        50,000      General Motors
                       9.625%, 12/01/00                                                .45              54,085
       300,000      General Motors
                       7.700%, 04/15/16                                               2.86             343,077
                                                                                   -------       -------------
                                                                                      8.04             963,441
                                                                                   -------       -------------
                 Banking
        60,000      BankAmerica
                       7.750%, 07/15/02                                                .54              64,621
        30,000      BankAmerica
                       7.875%, 12/01/02                                                .27              32,601
        80,000      Bankers Trust New York
                       9.500%, 06/14/00                                                .71              84,562
        20,000      Bankers Trust New York
                       9.400%, 03/01/01                                                .18              21,603
        95,000      Banque Paribas New York
                       6.875%, 03/01/09                                                .80              95,993
        20,000      Chase Manhattan
                       10.125%, 11/01/00                                               .18              21,706
        40,000      First Union Corp.
                       9.450%, 06/15/99                                                .34              40,837
     100,000        First Union Corp.
                       9.890%, 03/13/01                                                .91             109,091
        20,000      Heller Financial Inc.
                       8.000%, 12/15/98                                                .17              20,012
                                                                                   -------       -------------
                                                                                      4.10             491,026
                                                                                   -------       -------------
                 Broadcasting & Cable T.V.
        50,000      Cox Communications, Inc.
                       8.875%, 03/01/01                                                .45              53,734
                                                                                   -------       -------------
                 Chemical (Basic)
       400,000      DuPont E.I.
                       8.250%, 1/15/22                                                3.75             449,312
                                                                                   -------       -------------




----------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements


THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

November 30, 1998


                                                                                                    Market
                                                                              Percent of            Value
   Par Value                                                                     Net Assets        (Note 1-A)
                             CORPORATE BONDS & NOTES
                 Chemical (Diversified)
  $     80,000      ICI Wilmington
                       9.500%, 11/15/00                                                .71%      $      84,906
                                                                                   -------       -------------
                 Diversified Company
       265,000      American Standard, Inc.
                       9.250%, 12/01/16                                               2.29             274,275
       107,000      Mark IV Industries
                       7.500%, 09/01/07                                                .89             107,000
                                                                                   -------       -------------
                                                                                      3.18             381,275
                                                                                   -------       -------------
                 Drug
       100,000      ICN Pharmaceutical,
                       9.250%, 08/15/05                                                .86             102,500
                                                                                   -------       -------------
                 Electric Utility
       510,000      Appalachian Power Company
                       8.500%, 12/01/22                                               4.60             550,800
       250,000      Duquesne Lighting Company
                       7.625%, 04/15/23                                               2.20             263,710
       217,000      Houston Lighting & Power
                       7.750%, 03/15/23                                               1.97             236,122
        35,000      Mississippi Power & Light Co.
                       General Ref Mortgage
                       8.500%, 01/05/23                                                .31              37,275
       100,000      Ohio Power Co.
                       6.875%, 06/01/03                                                .85             102,070
       250,000      Virginia Electric & Power Co.
                       7.500%, 06/01/23                                               2.21             265,195
        29,000      Washington Gas Light Co.
                       1st Mortgage 8.625%, 03/01/17                                   .25              30,445
       400,000      Wisconsin Power & Light Company
                       1st Mortgage, 9.300%, 12/01/25                                 3.51             420,812
       245,000      Wisconsin Electric Power
                       1st Mortgage, 7.750%, 01/15/23                                 2.22             264,484
                                                                                   -------       -------------
                                                                                     18.12           2,170,913
                                                                                   -------       -------------




                 Electrical Equipment Industry
       100,000      General Electric Capital Corp.
                       Variable Rate, 05/01/18                                         .85             101,718
                                                                                   -------       -------------
                 Entertainment
       300,000      Paramont Communications
                        7.500%, 07/15/23                                              2.64             316,110
                                                                                   -------       -------------

---------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements


THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

November 30, 1998


                                                                                                    Market
                                                                              Percent of            Value
   Par Value                                                                     Net Assets        (Note 1-A)
                             CORPORATE BONDS & NOTES
                 Food Processing
   $   100,000      Quaker Oats Co.
                       9.000%, 12/17/01                                                .92%      $     109,811
                                                                                   -------       -------------
                 Grocery Store
       350,000      Great Atlantic & Pacific Tea
                       7.750%, 04/15/07                                               2.92             350,000
                                                                                   -------       -------------
                 Insurance (Diversified)
       185,000      Aetna Services, Inc.
                       7.625%, 08/15/26                                               1.62             194,250
                                                                                   -------       -------------
                 Machinery (Construction & Mining)
       200,000      Caterpillar Inc.
                       6.810%, 08/24/99                                               1.69             202,880
                                                                                   -------       -------------
                 Oil & Gas
        50,000      Societe Nat. Elf Aquitaine
                       7.750%, 05/01/99                                                .42              50,542
                                                                                   -------       -------------
                 Paper and Forest Products
        50,000      International Paper Company
                       9.700%, 03/15/00                                                .44              52,273
                                                                                   -------       -------------
                 Retail Building Supply Industry
       300,000      Loews Corp.
                       7.625%, 06/01/23                                               2.65             317,952
                                                                                   -------       -------------
                 Retail Store Industry
        50,000      Dayton Hudson Corp.
                       10.000%, 12/01/00                                               .46              54,406
       100,000      K mart Corp.
                       Pass Thru Sec K-1 8.990%, 07/05/10                              .88             106,000
        30,000      Wal Mart Stores
                       9.100%, 07/15/00                                                .27              31,902
                                                                                   -------       -------------
                                                                                      1.61             192,308
                                                                                   -------       -------------
                 Savings & Loan Industry
       200,000      Great Western Financial
                       8.206%, 02/01/27                                               1.86             222,280
                                                                                   -------       -------------







--------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements


THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

November 30, 1998


                                                                                                    Market
                                                                              Percent of            Value
   Par Value                                                                     Net Assets        (Note 1-A)
                             CORPORATE BONDS & NOTES
                 Securities Brokerage Industry
  $     35,000      Bear Stearns Companies
                       9.375%, 06/01/01                                                .32%      $      37,718
       125,000      Bear Stearns Companies
                       7.200%, 11/03/17                                               1.04             125,100
       400,000      Bear Stearns Companies
                       7.500%, 12/16/16                                               3.37             404,000
       200,000      Bear Stearns Companies
                       7.000%, 04/02/18                                               1.81             217,380
       200,000      Lehman Bros Holding Inc.
                       8.500%, 08/01/07                                               1.86             222,280
        40,000      Morgan Stanley Group
                       7.875%, 12/15/98                                                .33              40,027
        30,000      Morgan Stanley Group
                       8.100%, 06/24/02                                                .27              32,259
                                                                                   -------       -------------
                                                                                      9.00           1,078,764
                                                                                   -------       -------------
                 Telecommunications Service Industry
       150,000      GTE North, Inc.
                       7.625%, 05/15/26                                               1.36             162,772
       100,000      Illinois Bell Telephone Co.
                       8.500%, 04/22/26                                                .87             104,062
       250,000      U.S. West Capital Funding, Inc.
                       6.750%, 10/01/05                                               2.19             262,300
                                                                                   -------       -------------
                                                                                      4.42             529,134
                                                                                   -------       -------------
                 Tobacco
       130,000      Philip Morris
                       7.750%, 05/01/99                                               1.09             131,197
       100,000      Philip Morris
                       8.250%, 10/15/03                                                .92             110,125
                                                                                   -------       -------------
                                                                                      2.01             241,322
                                                                                   -------       -------------
                    Total Corporate Bonds & Notes (Cost $8,460,320)                  72.26           8,656,451
                                                                                   -------       -------------









------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements






THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

November 30, 1998


                                                                                                    Market
     Number                                                                   Percent of            Value
    of Shares                                                                    Net Assets        (Note 1-A)
                                PREFERRED STOCKS
         4,000   AT&T Capital, 8.25%                                                   .84%      $     100,500
         8,000   Citigroup Capital I, 8.00%                                           1.74             209,000
         4,000   Conseco, 8.70%                                                        .83             100,000
         4,000   Georgia Power, Series 7.75%                                           .87             104,252
         8,000   Hartford Capital, Series A, 7.70%                                    1.73             207,000
         6,000   Lincoln National Capital, Series 8.75%                               1.33             159,750
         4,000   Nova Chemical, Ltd., 9.50%                                            .85             102,064
        10,000   Pacific Telesis, 7.56%                                               2.13             255,000
        10,000   Pacificorp Capital, 8.25%                                            2.21             264,380
         6,000   Transcanada Pipe Line Ltd., 8.25%                                    1.30             155,250
                                                                                   -------       -------------
                    Total Preferred Stocks (Cost $1,598,452)                         13.83           1,657,196
                                                                                   -------       -------------

   Par Value
                             U.S. GOVERNMENT AGENCY
    $1,000,000      Federal Home Loan Bank
                       Zero Coupon, 07/28/17                                          2.00%      $     239,530
       500,000      Federal Home Loan Bank
                       7.000%, 01/30/13                                               4.17             500,000
        80,000      Federal Home Loan Mortgage Corp.
                       8.325%, 07/15/09                                                .68              81,565
       200,000      Federal National Mortgage Association
                       8.400%, 10/25/04                                               1.74             208,000
                                                                                   -------       -------------
                       Total U.S. Government Agency (Cost $1,029,600)                 8.59           1,029,095
                                                                                   -------       -------------

                    Total Investments (Cost $11,088,372) (a)                         94.68%         11,342,742
                    Other Assets Less Liabilities                                     5.32%            637,142
                                                                                   -------       -------------
                    Net Assets                                                      100.00%      $  11,979,884
                                                                                   =======       =============

                 (a)  Aggregate   cost  for  federal   income  tax  purposes  is
$11,088,372.

                 At November 30, 1998, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                    Unrealized appreciation                                                         $  320,609
                    Unrealized depreciation                                                            (66,239)
                                                                                                    ----------
                    Net unrealized appreciation                                                     $  254,370
                                                                                                    ==========




-----------------------------------------------------------------------------
See accompanying notes to financial statements


THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS

November 30, 1998


                                                                                                    Market
     Number                                                                   Percent of            Value
    of Shares                                                                    Net Assets        (Note 1-A)
                              GENERAL EQUITY FUNDS
                 Aggressive Growth
         4,726      Strong Opportunity                                                3.04%       $    189,966
         6,175      Twentieth Century Ultra                                           3.26             203,651
         5,666      Wasatch Aggressive Equity                                         1.95             121,473
                                                                                   -------        ------------
                                                                                      8.25             515,090
                                                                                   -------        ------------
                 Balanced
         7,579      Columbia Balanced                                                 2.92             182,797
         2,271      Dodge & Cox Balanced                                              2.50             155,811
        12,168      Founders Balanced                                                 2.44             152,341
                                                                                   -------        ------------
                                                                                      7.86             490,949
                                                                                   -------        ------------
                 Corporate - High Yield
        18,392      Federated High Yield Trust                                        2.65             165,716
        16,319      Fidelity Capital & Income                                         2.55             159,111
        13,942      Strong High Yield                                                 2.52             157,406
        19,300      T. Rowe Price High Yield                                          2.62             163,278
                                                                                   -------        ------------
                                                                                     10.34             645,511
                                                                                   -------        ------------
                 Growth
         5,357      Fidelity Stock Selection                                          2.46             153,645
         4,670      Harbor Capital Appreciation                                       2.69             168,043
         6,430      Longleaf Partners                                                 2.45             153,044
         1,735      Nicholas                                                          2.43             152,026
         4,596      Oakmark                                                           2.70             168,390
         6,758      Scudder Value                                                     2.61             162,797
         5,659      Soundshore                                                        2.64             164,845
         5,590      Vanguard U.S. Growth                                              3.31             206,652
         6,103      Warburg Capital Appreciation                                      2.03             126,875
                                                                                   -------        ------------
                                                                                     23.32           1,456,317
                                                                                   -------        ------------
                 Growth/Income
         7,277      American Century Growth & Income                                  3.34             208,636
         3,907      Babson Value                                                      3.03             189,075
         2,017      Dodge & Cox Stock                                                 3.13             195,582
        13,365      Mutual Beacon                                                     3.02             188,716
         7,015      Neuberger & Berman Guardian                                       2.85             177,960
        11,127      Pelican                                                           3.13             195,505
         7,982      Steinroe Growth & Income                                          3.25             202,987
                                                                                   -------        ------------
                                                                                     21.75           1,358,461
                                                                                   -------        ------------



--------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements


THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

November 30, 1998


                                                                                                    Market
     Number                                                                   Percent of            Value
    of Shares                                                                    Net Assets        (Note 1-A)
                              GENERAL EQUITY FUNDS
                 Income
        16,951      Berwyn Income                                                     3.07%       $    191,541
        11,735      Gabelli Equity Income                                             3.33             207,832
         7,801      Lindner Dividend                                                  3.03             189,484
                                                                                   -------        ------------
                                                                                      9.43             588,857
                                                                                   -------        ------------
                 Small Company
         5,804      Heartland Value                                                   2.73             170,361
         7,943      Meridian                                                          2.89             180,468
         2,034      PBHG Growth                                                        .72              45,444
         1,276      Parkstone Small Cap. Series "B"                                    .44              27,317
                                                                                   -------        ------------
                                                                                      6.78             423,590
                                                                                   -------        ------------

                           INTERNATIONAL EQUITY FUNDS
                 Foreign Equity
         2,809      Managers International Equity                                     2.29             143,041
        14,865      Twentieth Century International Equity                            2.20             137,499
                                                                                   -------        ------------
                                                                                      4.49             280,540
                                                                                   -------        ------------
                 Global Equity
         6,618      Founders Worldwide Growth                                         2.33             145,669
         4,011      Janus Worldwide                                                   2.84             177,085
                                                                                   -------        ------------
                                                                                      5.17             322,754
                                                                                   -------        ------------
                 Pacific Equity
         6,655      T. Rowe Price - New Asia                                           .55              34,003
                                                                                   -------        ------------
                 Total Investments (Cost $6,174,703) (a)                             97.94%          6,116,072
                 Other Assets Less Liabilities                                        2.06%            128,712
                                                                                   -------        ------------
                 Net Assets                                                         100.00%       $  6,244,784
                                                                                   =======        ============

                 (a)  Aggregate   cost  for  federal   income  tax  purposes  is
$6,174,703.

                 At November 30, 1998 unrealized appreciation  (depreciation) of securities for federal income tax purposes is as follows:

                    Unrealized appreciation                                                        $   183,378
                    Unrealized depreciation                                                           (242,009)
                                                                                                   -----------
                       Net unrealized depreciation                                                 $   (58,631)
                                                                                                   ===========

----------------------------------------------------------------------------
See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 1998


                                                                             Income             Diversified
                                                                            Portfolio             Portfolio
ASSETS
    Investments at market value
       (Identified cost $11,088,372 and $6,174,703, respectively)
       (Note 1)                                                               $   11,342,742      $  6,116,072
    Cash                                                                             564,030           144,342
    Interest Receivable                                                              196,803              -
                                                                              --------------      ------------
       Total assets                                                               12,103,575         6,260,414
                                                                              --------------      ------------


LIABILITIES
    Payable for securities purchased                                                 100,733               -
    Accrued management fee                                                             5,861             5,009
    Accrued transfer agent fees                                                        3,907             2,003
    Accrued expenses                                                                  13,190             8,618
                                                                              --------------      ------------
       Total liabilities                                                             123,691            15,630
                                                                              --------------      ------------

NET ASSETS
    (500 million shares of $.01 par value common stock
    authorized; 1,083,896 and 476,334 shares issued
    and outstanding, respectively)                                            $   11,979,884      $  6,244,784
                                                                              ==============      ============

NET ASSET VALUE
    Offering and redemption price per share
    (Net assets/shares outstanding)                                                   $11.05            $13.11
                                                                                      ======            ======


At November 30, 1998, net assets consisted of:
    Paid-in capital                                                           $   11,411,157      $  6,051,916
    Undistributed net investment income                                              554,985            36,827
    Accumulated undistributed net realized gains (losses)                           (240,628)          214,672
    Net unrealized appreciation (depreciation) of investments                        254,370           (58,631)
                                                                              --------------      ------------
                                                                              $   11,979,884      $  6,244,784
                                                                              ==============      ============












---------------------------------------------------------------------------
See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.

STATEMENT OF OPERATIONS

Year ended November 30, 1998


                                                                                    Income            Diversified
                                                                                   Portfolio            Portfolio
INVESTMENT INCOME
    Interest income                                                               $  663,737       $     8,994
    Dividend income                                                                   92,693           127,509
                                                                                  ----------       -----------
       Total income                                                                  756,430           136,503
                                                                                  ----------       -----------

EXPENSES
    Investment advisory fees (Note 2)                                                 64,393            45,644
    Transfer agent fees                                                               43,135            19,943
    Professional fees                                                                 19,032            10,739
    Custody fees                                                                       6,141             1,100
    Directors' fees                                                                    6,000             2,000
    Other expenses                                                                     6,198             6,366
                                                                                  ----------       -----------
       Total expenses                                                                144,899            85,792
                                                                                  ----------       -----------
          Investment income - net                                                    611,531            50,711
                                                                                  ----------       -----------


REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
    Net realized gain (loss) from security transactions                               14,114            (9,695)
    Capital gain distribution from regulated investment companies                        -             223,741
    Change in unrealized appreciation of investments                                 123,347          (335,574)
                                                                                  ----------       -----------
       Net gain (loss) on investments                                                137,461          (121,528)
                                                                                  ----------       -----------
          Net increase (decrease) in net assets resulting
             from operations                                                      $  748,992       $   (70,817)
                                                                                  ==========       ===========



















-------------------------------------------------------------------------------
See accompanying notes to financial statements


THE CROWLEY PORTFOLIO GROUP, INC.
CROWLEY INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

Years ended November 30, 1998 and 1997
-------------------------------------------------------------------------------

                                                                                     1998                1997
                                                                                     ----                ----
OPERATIONS
    Investment income - net                                                   $      611,531      $    577,011
    Net realized gain (loss) on investments                                           14,114           (47,021)
    Change in unrealized appreciation                                                123,347           122,332
                                                                              --------------      ------------
       Net increase in net assets resulting from operations                          748,992           652,322

DISTRIBUTIONS TO SHAREHOLDERS
    From investment income - net
       ($.68 and $.65 per share, respectively)                                      (569,758)         (556,624)

CAPITAL SHARE TRANSACTIONS (a)                                                     2,427,296          (251,109)
                                                                              --------------      ------------
          Total increase (decrease)                                                2,606,530          (155,411)

NET ASSETS
    Beginning of year                                                              9,373,354         9,528,765
                                                                              --------------      ------------

    End of year
       (including undistributed net investment income
       of $554,985 and $513,212, respectively)                                $   11,979,884      $  9,373,354
                                                                              ==============      ============


(a)      Summary of capital share activity follows:

                                                              Year Ended                    Year Ended
                                                           November 30, 1998             November 30, 1997
                                                         Shares         Amount          Shares         Amount

Shares sold                                             287,143   $    3,031,209        51,646   $     545,779
Shares issued in reinvestment of distributions           54,837          569,758        54,518         556,624
                                                     ----------   --------------    ----------   -------------
                                                        341,980        3,600,967       106,164       1,102,403
Shares redeemed                                        (109,884)      (1,173,671)     (128,371)     (1,353,512)
                                                       --------       ----------      --------      ----------

    Net increase (decrease)                             232,096   $    2,427,296       (22,207)  $    (251,109)
                                                     ==========   ==============    ==========   =============











-----------------------------------------------------------------------
See accompanying notes to financial statements


THE CROWLEY PORTFOLIO GROUP, INC.
CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

Years ended November 30, 1998 and 1997
---------------------------------------------------------------------

                                                                                      1998               1997
                                                                                      ----               ----
OPERATIONS
    Investment income - net                                                    $      50,711      $     20,512
    Net realized loss on investments                                                  (9,695)              -
    Capital gain distributions from regulated
       investment companies                                                          223,741            55,919
    Change in unrealized appreciation                                               (335,574)          132,478
                                                                               -------------      ------------
       Net increase (decrease) in net assets
          resulting from operations                                                  (70,817)          208,909

DISTRIBUTIONS TO SHAREHOLDERS
    From investment income - net
       ($.08 and $.18 per share, respectively)                                       (13,884)          (23,277)
    From net realized gains on investments
       ($.32 and $.44 per share, respectively)                                       (55,535)          (56,464)

CAPITAL SHARE TRANSACTIONS (a)                                                     4,145,151           610,496
                                                                               -------------      ------------
          Total increase                                                           4,004,915           739,664

NET ASSETS
    Beginning of year                                                              2,239,869         1,500,205
                                                                               -------------      ------------

    End of year
       (Including undistributed net investment income
          of $36,827 and $0 respectively)                                      $   6,244,784      $  2,239,869
                                                                               =============      ============


(a)      Summary of capital share activity follows:

                                                                  Year Ended                  Year Ended
                                                               November 30, 1998           November 30, 1997
                                                            Shares         Amount         Shares        Amount

Shares sold                                                311,457    $  4,270,555        62,490   $   773,189
Shares issued in reinvestment of distributions               5,514          69,419         6,934        79,741
                                                          --------    ------------     ---------   -----------
                                                           316,971       4,339,974        69,424       852,930
Shares redeemed                                            (14,618)       (194,823)      (18,966)     (242,434)
                                                           -------        --------       -------      --------

    Net increase                                           302,353    $  4,145,151        50,458  $    610,496
    ==========================================           =========      ==========   ===========    ===========






--------------------------------------------------------------------
See accompanying notes to financial statements


THE CROWLEY PORTFOLIO GROUP, INC.
CROWLEY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)


                                                              Year Ended November 30,
                                                                    1998        1997          1996          1995           1994
                                                                    ----        ----          ----          ----           ----
NET ASSET VALUE
    Beginning of year ..................................   $       11.00  $      10.90  $      11.08  $      10.69  $      11.57
                                                              ----------     ---------     ---------     ---------     ---------

INCOME FROM INVESTMENT OPERATIONS
    Net investment income ..............................             .59           .69           .59           .65           .61
    Net gains (losses) on securities
      (both realized and unrealized) ...................             .14           .06          (.15)          .37          (.76)
                                                              ----------     ---------     ---------     ---------     ---------
      Total from investment operations .................             .73           .75           .44          1.02          (.15)
                                                               ---------     ---------     ---------     ---------

LESS DISTRIBUTIONS
    Dividends (from net investment income) .............            (.68)         (.65)         (.62)         (.63)         (.66)
    Distributions (from realized capital gains) ........         --            --            --            --               (.07)
                                                              ----------     ---------     ---------     ---------     ---------
      Total distributions ..............................            (.68)         (.65)         (.62)         (.63)         (.73)
                                                              ----------     ---------     ---------     ---------     ---------

NET ASSET VALUE
    End of year ........................................   $       11.05  $      11.00  $      10.90  $      11.08  $      10.69
                                                              ==========     =========     =========     =========     =========

TOTAL RETURN ...........................................            7.03%         7.34%         4.16%        10.12%        (1.43)%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year (000 omitted) ..............   $      11,980     $   9,373     $   9,529     $   8,940     $   6,654

    Ratio of expenses to average net assets ............            1.35%         1.39%         1.39%         1.43%         1.37%

    Ratio of net investment income to average net assets            5.70%         6.22%         5.62%         6.43%         6.28%

    Portfolio turnover rate ............................           44.77%        22.81%        66.18%        31.60%        14.45%






















------------------------------------------------------------------------
See accompanying notes to financial statements


THE CROWLEY PORTFOLIO GROUP, INC.
CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)


                                                                                                           Period
                                                                                                       April 1, 1995 (a)
                                                                                                               To
                                                                         Years Ended November 30,        November 30,
                                                                     --------------------------------
                                                                     1998          1997          1996        1995
                                                                     ----          ----          ----        ----
NET ASSET VALUE
    Beginning of period                                            $12.87        $12.15        $10.71      $10.00
                                                                   ------        ------        ------      ------

INCOME FROM INVESTMENT OPERATIONS
    Net investment income ................................            .16           .17           .05          --
    Net gains on securities (both realized and unrealized)            .48          1.17          1.43         .71
                                                                ---------     ---------     ---------     -------
       Total from investment operations ..................            .64          1.34          1.48         .71
                                                                ---------     ---------     ---------     -------

LESS DISTRIBUTIONS
    Dividends (from net investment income) ...............           (.08)         (.18)         (.04)         --
    Distributions (from realized capital gains) ..........           (.32)         (.44)           --          --
                                                                ---------     ---------     ---------     -------
    Total distributions ..................................           (.40)         (.62)         (.04)         --
                                                                ---------     ---------     ---------     -------

NET ASSET VALUE
    End of period ........................................   $      13.11  $      12.87  $      12.15  $    10.71
                                                                =========     =========     =========     =======

TOTAL RETURN .............................................           5.10%        11.64%        13.87%       7.10%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted) ..............   $      6,245     $   2,240     $   1,500     $   962

    Ratio of expenses to average net assets ..............           1.88%         1.87%         2.22%       2.06% (b)

    Ratio of net investment income (loss) ................           1.11%         1.08%          .46%      (.09)% (b)
    to average net assets

    Portfolio turnover rate ..............................           4.51%          --          20.69%        --


(a) Effective date of the Portfolio's initial registration under the Securities Act of 1933, as amended.

(b) Annualized.
















--------------------------------------------------------------------------
See accompanying notes to financial statements


THE CROWLEY PORTFOLIO GROUP, INC.


NOTES TO FINANCIAL STATEMENTS

November 30, 1998


(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Crowley Portfolio Group, Inc. (the "Fund") is an open-end diversified investment company currently offering two series of shares: The Crowley Income Portfolio, and The Crowley Diversified Management Portfolio (each a "Portfolio").

     The objective of The Crowley Income Portfolio is to maximize current income, consistent with prudent risk, i.e., reasonable risk to principal. The objective of The Crowley Diversified Management Portfolio is high total return consistent with reasonable risk. The Portfolios will use a variety of investment strategies in an effort to balance portfolio risks and to hedge market risks. There can be no assurance that the objectives of the Portfolios will be achieved.

         SECURITY VALUATION
         Portfolio securities, which are fixed income securities, are valued by using market quotations, prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Investments in regulated investment companies are valued at the net asset value per share as quoted by the National Association of Securities Dealers, Inc. Money market securities with remaining maturities of less than 60 days are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.

         FEDERAL INCOME TAXES
         The Portfolios intend to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment companies and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. At November 30, 1998, the Income Portfolio had a capital loss carryforward for Federal income tax purposes of approximately $240,600, of which $22,000 expires in the year 2002, $28,400 in 2003, $143,200 in 2004 and $47,000 in 2005.

         SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold). Interest income is recorded on the accrual basis. Bond premiums and discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

         USE OF ESTIMATES IN FINANCIAL STATEMENTS
         In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

-----------------------------------------------------------------------------

THE CROWLEY PORTFOLIO GROUP, INC.

November 30, 1998


(2)   INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Crowley & Crowley Corp. (the "Advisor") provides the Fund with management and administrative services pursuant to a Management Agreement.

     As compensation for its services, the Advisor receives a fee, computed daily and payable monthly, at the annualized rate of .60% of the average daily net assets of The Crowley Income Portfolio and 1% of the average daily net assets of The Crowley Diversified Management Portfolio. The Advisor pays all expenses incurred by it in rendering management services to the Fund including the costs of accounting, bookkeeping and data processing services provided in its role as administrator. The Portfolios bear their costs of operations, which include, but are not limited to: advisory fees; taxes; brokerage fees; accounting fees; legal fees; custodian and auditing fees; and printing and other expenses which are not expressly assumed by the Advisor under the Management Agreement.

      The Crowley Financial Group, Inc. ("TCFG") serves as the Portfolio shareholders' servicing agent. As shareholder servicing agent, TCFG will act as the Transfer, Dividend Disbursing and Redemption Agent to the Portfolios. As compensation for its services, TCFG receives a fee computed daily and payable monthly, at the annualized rate of .40% of the average daily net assets of each Portfolio. During the year ended November 30, 1998, TCFG earned fees of $43,135 and $19,943 from the Income Portfolio and Diversified Management Portfolio, respectively.

      Crowley Securities serves as distributor of the Fund's shares.

      Certain officers and directors of the Fund are also officers of Crowley & Crowley Corp., Crowley Securities and The Crowley Financial Group, Inc.


(3)   PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities, other than short-term investments, aggregated $7,138,156 and $4,434,642, respectively, in the Income Portfolio and $4,213,691 and $183,691, respectively, in the Crowley Diversified Management Portfolio.